The Royce Fund

Pennsylvania Mutual Fund
Royce Premier Fund
Royce Total Return Fund

Supplement to the Prospectus
dated May 1, 2007

Effective October 5, 2007, Pennsylvania Mutual Fund, Royce Premier Fund and Royce Total Return Fund (collectively, the "Funds") may invest up to 25% of their respective net assets in foreign securities. Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Funds do not intend to hedge their foreign currency exposure, the U.S. dollar value of the Funds' investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

October 5, 2007

I&S-SUP-100507

The Royce Fund

Pennsylvania Mutual Fund
Royce Premier Fund
Royce Total Return Fund

Supplement to the Prospectus
dated May 1, 2007

Effective October 5, 2007, Pennsylvania Mutual Fund, Royce Premier Fund and Royce Total Return Fund (collectively, the "Funds") may invest up to 25% of their respective net assets in foreign securities. Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Funds do not intend to hedge their foreign currency exposure, the U.S. dollar value of the Funds' investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

October 5, 2007

C&R-SUP-100507

The Royce Fund

Royce Premier Fund
Royce Total Return Fund

Supplement to the Prospectus
dated May 1, 2007

Effective October 5, 2007, Royce Premier Fund and Royce Total Return Fund (collectively, the "Funds") may invest up to 25% of their respective net assets in foreign securities. Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Funds do not intend to hedge their foreign currency exposure, the U.S. dollar value of the Funds' investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

October 5, 2007

INST-SUP-100507

The Royce Fund

Royce Premier Fund
Royce Total Return Fund

Supplement to the Prospectus
dated May 1, 2007

Effective October 5, 2007, Royce Premier Fund and Royce Total Return Fund (collectively, the "Funds") may invest up to 25% of their respective net assets in foreign securities. Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of the securities of U.S. issuers. From time to time, foreign capital markets may exhibit more volatility than those in the United States. Because the Funds do not intend to hedge their foreign currency exposure, the U.S. dollar value of the Funds' investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. Consequently, the risks associated with such investments may be greater than if the Funds were to engage in foreign currency transactions for hedging purposes.

October 5, 2007

W-SUP-100507